Consolidated Statements Of Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Lease rental income		$ 612,704	$ 549,454	$ 565,938
Trading container margin		3,450	1,456	(276)
Gain on sale of owned fleet containers, net		36,071	26,210	6,761
Operating expenses:
Distribution to managed fleet owners		102,992	96,718	98,028
Depreciation expense		235,705	231,043	236,144
Container impairment		26,775	8,072	94,623
Amortization expense		3,721	4,092	5,053
General and administrative expense	[1]	44,317	39,677	34,540
Bad debt expense, net		2,697	477	21,166
Total operating expenses		466,328	440,400	552,150
Gain on insurance recovery		(8,692)
Income from operations		194,426	143,866	26,210
Other (expense) income:
Interest expense		(138,427)	(117,475)	(85,215)
Write-off of unamortized deferred debt issuance costs and bond discounts		(881)	(7,550)
Interest income		1,709	613	408
Realized gain (loss) on interest rate swaps, collars and caps, net		5,238	(1,191)	(8,928)
Unrealized (loss) gain on interest rate swaps, collars and caps, net		(5,790)	4,094	6,210
Other, net			3	(8)
Net other expense		(138,151)	(121,506)	(87,533)
Income (loss) before income tax and noncontrolling interests		56,275	22,360	(61,323)
Income tax (expense) benefit, net		(2,025)	(1,618)	3,447
Net income (loss)		54,250	20,742	(57,876)
Less: Net (income) loss attributable to the noncontrolling interests		(3,872)	(1,377)	5,393
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders		$ 50,378	$ 19,365	$ (52,483)
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders per share:
Basic		$ 0.88	$ 0.34	$ (0.93)
Diluted		$ 0.88	$ 0.34	$ (0.93)
Weighted average shares outstanding (in thousands):
Basic		57,200	56,845	56,608
Diluted		57,487	57,159	56,608
Other comprehensive income (loss):
Foreign currency translation adjustments		$ (127)	$ 207	$ (233)
Comprehensive income (loss)		54,123	20,949	(58,109)
Comprehensive (income) loss attributable to the noncontrolling interest		(3,872)	(1,377)	5,393
Comprehensive income (loss) attributable to Textainer Group Holdings Limited common shareholders		50,251	19,572	(52,716)
Owned Fleet
Revenues:
Lease rental income		501,362	444,888	460,427
Operating expenses:
Direct container expense - owned fleet		58,813	60,321	62,596
Managed Fleet
Revenues:
Lease rental income	[2]	111,342	104,566	105,511
Operating expenses:
Distribution to managed fleet owners	[2]	102,992	96,718	98,028
Management Fees - Non-Leasing
Revenues:
Revenue	[1]	8,529	7,146	5,937
Trading Containers
Revenues:
Revenue	[1]	19,568	4,758	15,628
Cost of trading containers sold	[1]	$ (16,118)	$ (3,302)	$ (15,904)

[1]	Amounts for the years ended December 31, 2017 and 2016 have been reclassified to conform with 2018 presentation (see Note 1 (t) “Reclassifications and Changes in Presentation”).
[2]	Certain amounts for the years ended December 31, 2017 and 2016 have been reclassified to present the gross amounts of lease rental income and expenses for the managed fleet instead of the net presentation (see Note 2 “Immaterial Reclassification and Adjustment of Prior Periods”).